Share-based compensation - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Share options granted	0	0	0
Total fair values of options vested and recognized as expenses	$ 4,000	$ 107,000	$ 784,000
Unrecognized share-based compensation expenses	$ 0	$ 4,000	$ 96,000
Weighted-average expense recognition period		3 months	10 months 9 days
Ordinary shares
Share-based compensation
Issuance of ordinary shares upon share offerings (Note 1(c)), shares		5,546,007
Ordinary Shares - Class B | Ordinary shares | Share Subscription Agreement with Strategic Partner
Share-based compensation
Issuance of ordinary shares upon share offerings (Note 1(c)), shares	649,349
Offering price per share	$ 26.52
Fair value, per share	$ 28.88
Discount on shares	$ 1,530,000